Share-Based Payments - Summary Of Number Of Options Outstanding and Weighted Average Exercise Price (Parenthetical) (Details)		12 Months Ended
	Nov. 22, 2022 shares	Dec. 31, 2021 € / shares	Dec. 31, 2020	Dec. 31, 2022 € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio		2.13	2.13
Business Combination Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares exchanged	1,964,286
Number of shares issued upon exchange	4,185,360
Exchange ratio	2.13
Exercise price | € / shares		€ 2.48		€ 1.16392